Leases - Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Fixed operating lease	$ 1,579,139	$ 1,579,139
Variable operating lease	103,111	(305,033)
Total lease expense	$ 1,682,250	1,274,106
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year		1 year 6 months
Weighted average discount rate	4.16%		4.16%
Depreciation expenses	$ 1,352,424	1,352,424
Interest expenses-fixed	629,263	752,717
Interest expenses-variable	277,905	193,179
Total	$ 2,259,592	$ 2,298,320
Weighted average remaining lease term (years)	3 years 10 months 2 days		4 years 4 months 2 days
Weighted average discount rate	7.61%		7.61%